EQUITY METHOD INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF FINANCIAL INFORMATION FOR EQUITY METHOD INVESTEE

A summary of financial information for our equity method investee is as follows:

As of June 30,
2026
ASSETS
Current assets
Cash and cash equivalents	$13,413,924
Prepaid expenses and other current assets	4,421,453
Total current assets	17,835,377
Total non current assets	-
Total assets	$17,835,377

LIABILITY AND SHAREHOLDERS’ EQUITY
Total liability	-

Additional paid-in capital	17,771,544
Retained earnings	701
Accumulated other comprehensive (loss) income	63,132
Total shareholders’ equity	17,835,377
Total liability and shareholders’ equity	17,835,377
Company equity method investments	4,572,796

For the six months ended June 30, 2026
USD
Revenues	$-
Cost of revenues	-
Gross Profit	-
Interest income, net	701
Net income	$701